ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.1%

Aerospace/Defense – 2.9%
Northrop Grumman Corp.	931	$437,868

Apparel – 1.7%
NIKE, Inc., Class B	3,104	258,004

Auto Manufacturers – 14.8%
BYD Co., Ltd. (China)(a)	361	17,743
Polestar Automotive Holding UK PLC, Class A (Hong Kong)*(a)(b)	41,538	210,182
Rivian Automotive, Inc., Class A*(b)	3,580	117,818
Tesla, Inc.*	7,140	1,893,885
Total Auto Manufacturers		2,239,628

Auto Parts & Equipment – 0.7%
Luminar Technologies, Inc.*(b)	14,290	104,103

Biotechnology – 1.0%
Moderna, Inc.*	1,306	154,435

Chemicals – 1.3%
Sociedad Quimica y Minera de Chile SA (Chile)(a)	2,115	191,936

Computers – 6.1%
Apple, Inc.	5,466	755,401
Crowdstrike Holdings, Inc., Class A*	1,077	177,501
Total Computers		932,902

Diversified Financial Services – 2.8%
LPL Financial Holdings, Inc.	1,915	418,389

Electric – 2.1%
NextEra Energy, Inc.	4,107	322,030

Energy - Alternate Sources – 5.6%
Enphase Energy, Inc.*	788	218,646
SolarEdge Technologies, Inc.*	1,432	331,451
SunPower Corp.*	13,345	307,469
Total Energy - Alternate Sources		857,566

Entertainment – 0.5%
Cedar Fair LP	1,922	79,090

Healthcare - Products – 2.1%
Thermo Fisher Scientific, Inc.	627	318,008

Home Builders – 0.6%
Lennar Corp., Class A	1,291	96,244

Internet – 7.7%
Alphabet, Inc., Class C*	5,245	504,307
Amazon.com, Inc.*	985	111,305
Netflix, Inc.*	2,352	553,755
Total Internet		1,169,367

Leisure Time – 1.9%
Topgolf Callaway Brands Corp.*	15,094	290,710

Lodging – 5.2%
MGM Resorts International	26,533	788,561

Machinery - Diversified – 2.9%
Deere & Co.	1,323	441,736

Media – 2.4%
Walt Disney Co. (The)*	3,942	371,849

Mining – 2.0%
MP Materials Corp.*	11,080	302,484

Pharmaceuticals – 3.6%
Pfizer, Inc.	5,460	238,930

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Zoetis, Inc.	2,125	$315,116
Total Pharmaceuticals		554,046

REITS – 8.1%
Crown Castle, Inc.	836	120,844
Innovative Industrial Properties, Inc.	4,500	398,250
Prologis, Inc.	3,382	343,611
VICI Properties, Inc.	12,137	362,289
Total REITS		1,224,994

Retail – 3.5%
Home Depot, Inc. (The)	1,159	319,814
Petco Health & Wellness Co., Inc.*	18,499	206,449
Total Retail		526,263

Semiconductors – 6.1%
ASML Holding NV (Netherlands)	453	188,154
NVIDIA Corp.	4,005	486,167
ON Semiconductor Corp.*	4,047	252,249
Total Semiconductors		926,570

Software – 8.7%
Electronic Arts, Inc.	1,112	128,670
Microsoft Corp.	3,492	813,287
ROBLOX Corp., Class A*(b)	7,367	264,033
Take-Two Interactive Software, Inc.*	985	107,365
Total Software		1,313,355

Transportation – 0.9%
ZIM Integrated Shipping Services Ltd. (Israel)(b)	5,507	129,415

Venture Capital – 3.9%
Blackstone, Inc.	7,104	594,605

Total Common Stocks
(Cost $20,718,674)		15,044,158

MONEY MARKET FUND – 0.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(c)
(Cost $139,401)	139,401	139,401

REPURCHASE AGREEMENTS – 3.9%(d)
BofA Securities, Inc., dated 09/30/22, due 10/03/22, 3.05%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 7/1/50-9/1/52, totaling $253,980)	$249,000	249,000
Citigroup Global Markets, Inc., dated 09/30/22, due 10/03/22, 2.98%, total to be received $92,626, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.25%, 1/26/23-5/15/48, totaling $94,455)	92,603	92,603

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $253,980)	$249,000	$249,000

Total Repurchase Agreements
(Cost $590,603)		590,603

Total Investments – 103.9%
(Cost $21,448,678)		15,774,162
Liabilities in Excess of Other Assets – (3.9%)		(590,714)
Net Assets – 100.0%		$15,183,448

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $694,533; the aggregate market value of the collateral held by the fund is $706,300. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $115,697.
(c)	Rate shown reflects the 7-day yield as of September 30, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$15,044,158	$-	$-	$15,044,158
Money Market Fund	139,401	-	-	139,401
Repurchase Agreements	-	590,603	-	590,603
Total	$15,183,559	$590,603	$-	$15,774,162

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	2.9%
Apparel	1.7
Auto Manufacturers	14.8
Auto Parts & Equipment	0.7
Biotechnology	1.0
Chemicals	1.3
Computers	6.1
Diversified Financial Services	2.8
Electric	2.1
Energy - Alternate Sources	5.6
Entertainment	0.5
Healthcare - Products	2.1
Home Builders	0.6
Internet	7.7
Leisure Time	1.9
Lodging	5.2
Machinery - Diversified	2.9
Media	2.4
Mining	2.0
Pharmaceuticals	3.6
REITS	8.1
Retail	3.5
Semiconductors	6.1
Software	8.7
Transportation	0.9
Venture Capital	3.9
Money Market Fund	0.9
Repurchase Agreements	3.9
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%